Cover	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39252
Entity Tax Identification Number	98-1515192
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	201
Local Phone Number	432-2133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001801170